Shareholders’ Equity (Details) - Schedule of Consolidated Statements of Profit or Loss - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pre-share consolidation [Member]
Loss per share
Basic loss for the year attributable to ordinary equity holders	$ (0.37)	$ (0.31)
Weighted average number of shares used in computation:
Basic weighted average number of shares	49,605,434	17,537,238
Adjustments [Member]
Loss per share
Basic loss for the year attributable to ordinary equity holders	$ (14.6)	$ (11.59)
Weighted average number of shares used in computation:
Basic weighted average number of shares	(48,365,582)	(17,076,519)
Post-share consolidation [Member]
Loss per share
Basic loss for the year attributable to ordinary equity holders	$ (14.97)	$ (11.9)
Weighted average number of shares used in computation:
Basic weighted average number of shares	1,239,852	460,719